Shareholders' Equity - Accumulated Other Comprehensive Income Attributable to Masco Corporation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity [Line Items]
Accumulated other comprehensive income	$ 59	$ 76
Parent Company [Member]
Stockholders Equity [Line Items]
Cumulative translation adjustments	501	482
Unrealized loss on marketable securities, net	(12)	(12)
Unrealized loss on interest rate swaps	(21)	(23)
Unrecognized prior service cost and net loss, net	(409)	(371)
Accumulated other comprehensive income	$ 59	$ 76